PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 70,599	$ 55,378
Less accumulated depreciation and amortization	(29,023)	(17,960)
Property and equipment, net	41,576	37,418
Computer, software, and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,912	14,995
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,804	9,094
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,000	16,419
Capitalized internal use software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,629	14,616
Capital leases
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 254	$ 254